Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue		$ 41,360,953	$ 26,889,911	$ 17,188,293
Cost of revenue		(20,556,763)	(12,357,934)	(13,072,732)
Gross profit		20,804,190	14,531,977	4,115,561
Operating expenses:
Selling expenses		(1,107,215)	(294,587)	(153,822)
General and administrative expenses		(5,425,015)	(3,046,037)	(1,041,330)
Research and development expenses		(7,448,583)	(3,546,155)	(3,207,759)
Total operating expenses		(13,980,813)	(6,886,779)	(4,402,911)
Income (loss) from operations		6,823,377	7,645,198	(287,350)
Other (expenses) income:
Interest income		208,647	41,230	42,948
Interest expenses		(195,331)	(126,206)	(74,888)
Issuance costs allocated to warrant liability		(823,846)
Change in fair value of warrant liability		6,827,034
Other income, net		144,819	89,124	54,049
Total other income, net		6,161,323	4,148	22,109
Income (loss) before income taxes		12,984,700	7,649,346	(265,241)
Income tax expense		(847,448)	(1,098,087)
Net income (loss)		12,137,252	6,551,259	(265,241)
Net (loss) income attributable to non-controlling interest		(100)	(579)	1,981
Net income (loss) attributable to Global Mofy AI Limited		12,137,352	6,551,838	(267,222)
Comprehensive income (loss)
Net income (loss)		12,137,252	6,551,259	(265,241)
Foreign currency translation Gain (loss)		785,722	(407,248)	(198,124)
Total comprehensive income (loss)		12,922,974	6,144,011	(463,365)
Comprehensive income attributable to non-controlling interests		(5,678)	3,031	2,304
Comprehensive income (loss) attributable to Global Mofy AI Limited		12,928,652	6,140,980	(465,669)
Revenue from third parties
Revenue		41,360,953	26,889,911	14,540,300
Revenue from related parties
Revenue				$ 2,647,993
Class A Ordinary Shares
Earnings (loss) per Class A ordinary share
Basic (in Dollars per share)	[1]	$ 6.37	$ 3.93	$ (0.17)
Diluted (in Dollars per share)	[1]	$ 6.37	$ 3.93	$ (0.17)
Weighted average number of Class A ordinary shares outstanding
Basic (in Shares)	[1]	1,798,850	1,668,083	1,562,766
Diluted (in Shares)	[1]	1,798,850	1,668,083	1,562,766
Class B Ordinary Shares
Earnings (loss) per Class A ordinary share
Basic (in Dollars per share)	[1]	$ 6.37
Diluted (in Dollars per share)	[1]	$ 6.37
Weighted average number of Class A ordinary shares outstanding
Basic (in Shares)	[1]	106,605
Diluted (in Shares)	[1]	106,605

[1]	Retrospectively restated for effect of share split on September 16,2022 and reverse share split on November 26, 2024 (see Note 12 and Note 14). As of September 30, 2022, Weighted average number of ordinary shares outstanding was 1,562,766, Earnings (loss) per ordinary share was $(0.17). As of September 30, 2023, Weighted average number of ordinary shares outstanding was 1,668,083, Earnings (loss) per ordinary share was $3.93. The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares(see Note 12). After the re-designation, the weighted average number of shares for Class A on September 30, 2022, and Class A on September 30, 2023,were 1,562,766 and 1,668,083, respectively.